Accounts Receivable, Notes Receivable, Allowance for Doubtful Accounts and Bad Debt - Evaluation of Notes Receivable For Impairment (Details) - Notes Receivable - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Notes receivable	$ 232.2	$ 282.1
Ending Balance Individually Evaluated for Impairment	122.5	157.1
Ending Balance Collectively Evaluated for Impairment	109.7	125.0
Domestic
Financing Receivable, Recorded Investment, Past Due [Line Items]
Notes receivable	62.4	95.3
Ending Balance Individually Evaluated for Impairment	20.7	36.1
Ending Balance Collectively Evaluated for Impairment	41.7	59.2
International
Financing Receivable, Recorded Investment, Past Due [Line Items]
Notes receivable	169.8	186.8
Ending Balance Individually Evaluated for Impairment	101.8	121.0
Ending Balance Collectively Evaluated for Impairment	$ 68.0	$ 65.8